Note 9 - Lease Obligations (Details) - CAD	Nov. 30, 2016	Nov. 30, 2015
Minimum Lease Payments [Abstract]
2017	CAD 15,489	CAD 179,736
2018	0	179,736
2019	0	179,736
2020	0	179,736
[us-gaap:CapitalLeasesFutureMinimumPaymentsDue]	15,489	718,944
Less: amounts representing interest at 14%	660	0
Less: current portion	14,829	20,460
Balance, long-term portion	CAD 0	CAD 15,660